PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Reduction to cost and accumulated depreciation of fully depreciated property, plant and equipment that are no longer in use	$ 10,349	$ 60	$ 18,718
Depreciation expenses	10,549	9,850	10,067
Capital losses on disposal of abandoned assets primarily attributed to office and furniture group	651	181	461
Lease gross income	5,775	$ 5,802	$ 5,770
Impairment of held for sale asset	$ 651